Cover	Jun. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	to Amend the Initial Report
Document Period End Date	Jun. 26, 2024
Entity File Number	000-18730
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	815 Walker Street, Suite 1155,
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	800
Local Phone Number	436-1436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false